Fair Value Measurements (Details) - Schedule of Fair Value of Certain Financial Assets and Liabilities Measured on Recurring Basis ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Current assets
Forward exchange derivative contracts (INR)	₨ 13.0	$ 0.2	₨ 914.0
Non-current assets
Total assets (US$)	3,530.0	46.6	5,786.0
Current liabilities
Forward exchange derivative contracts	2,499.0	32.9	961.0
Other Liabilities
Total Liabilities (INR)	7.0	$ 0.1	251.0
Fair Value Measurements Recurring [Member]
Non-current assets
Fair valuation of swaps and options (INR)	2,647.0		5,765.0
Total assets (INR)	3,543.0		6,700.0
Total assets (US$)	46.7		91.6
Other Liabilities
Fair valuation of swaps and forward (INR)			251.0
Total Liabilities (INR)	2,506.0		1,212.0
Total Liabilities (US$)	33.0		16.5
Foreign Exchange Forward [Member] | Fair Value Measurements Recurring [Member]
Current assets
Forward exchange derivative contracts (INR)	13.0		914.0
Non-current assets
Fair valuation of swaps and forward (INR)	883.0
Forward exchange derivative contracts (INR)			21.0
Current liabilities
Forward exchange derivative contracts	106.0		961.0
Other Liabilities
Fair valuation of swaps and forward (INR)	7.0
Fair Value Measurements Recurring [Member]
Current liabilities
Fair valuation of swaps and forward (INR)	658.0
Fair valuation of swaps and options (INR)	1,735.0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value Measurements Recurring [Member]
Non-current assets
Fair valuation of swaps and options (INR)
Total assets (INR)
Total assets (US$)
Other Liabilities
Fair valuation of swaps and forward (INR)
Total Liabilities (INR)
Total Liabilities (US$)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Foreign Exchange Forward [Member] | Fair Value Measurements Recurring [Member]
Current assets
Forward exchange derivative contracts (INR)
Non-current assets
Fair valuation of swaps and forward (INR)
Forward exchange derivative contracts (INR)
Current liabilities
Forward exchange derivative contracts
Other Liabilities
Fair valuation of swaps and forward (INR)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value Measurements Recurring [Member]
Current liabilities
Fair valuation of swaps and forward (INR)
Fair valuation of swaps and options (INR)
Significant Observable Inputs (Level 2) [Member] | Fair Value Measurements Recurring [Member]
Non-current assets
Fair valuation of swaps and options (INR)	2,647.0		5,765.0
Total assets (INR)	3,543.0		6,700.0
Total assets (US$)	46.7		91.6
Other Liabilities
Fair valuation of swaps and forward (INR)			251.0
Total Liabilities (INR)	2,506.0		1,212.0
Total Liabilities (US$)	33.0		16.5
Significant Observable Inputs (Level 2) [Member] | Foreign Exchange Forward [Member] | Fair Value Measurements Recurring [Member]
Current assets
Forward exchange derivative contracts (INR)	13.0		914.0
Non-current assets
Fair valuation of swaps and forward (INR)	883.0
Forward exchange derivative contracts (INR)			21.0
Current liabilities
Forward exchange derivative contracts	106.0		961.0
Other Liabilities
Fair valuation of swaps and forward (INR)	7.0
Significant Observable Inputs (Level 2) [Member] | Fair Value Measurements Recurring [Member]
Current liabilities
Fair valuation of swaps and forward (INR)	658.0
Fair valuation of swaps and options (INR)	1,735.0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value Measurements Recurring [Member]
Non-current assets
Fair valuation of swaps and options (INR)
Total assets (INR)
Total assets (US$)
Other Liabilities
Fair valuation of swaps and forward (INR)
Total Liabilities (INR)
Total Liabilities (US$)
Significant Unobservable Inputs (Level 3) [Member] | Foreign Exchange Forward [Member] | Fair Value Measurements Recurring [Member]
Current assets
Forward exchange derivative contracts (INR)
Non-current assets
Fair valuation of swaps and forward (INR)
Forward exchange derivative contracts (INR)
Current liabilities
Forward exchange derivative contracts
Other Liabilities
Fair valuation of swaps and forward (INR)
Significant Unobservable Inputs (Level 3) [Member] | Fair Value Measurements Recurring [Member]
Current liabilities
Fair valuation of swaps and forward (INR)
Fair valuation of swaps and options (INR)